Investments, at Fair Value - Debt Securities, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	$ 31,290	$ 31,277	$ 13,726	$ 31,290	$ 18,669	$ 18,669	$ 0	$ 0
Credit related OTTI not previously recognized			0			0	13,726	0
Increase in amounts previously recognized	0	13	4,943	0	12,621	12,621	0	0
Ending balance	$ 31,290	$ 31,290	$ 18,669	$ 31,290	$ 31,290	$ 31,290	$ 13,726	$ 0